Shareholder Report, Holdings (Details) - C000005527	Nov. 30, 2024
CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Navient
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Asurion
Holdings [Line Items]
Percent of Net Asset Value	1.50%
HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Alliant Holdings Intermediate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Tenet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Hilcorp Energy I
Holdings [Line Items]
Percent of Net Asset Value	1.30%
BBB/BB Rated and Above
Holdings [Line Items]
Percent of Net Asset Value	3.30%
BB Rated
Holdings [Line Items]
Percent of Net Asset Value	29.30%
BB/B Rated
Holdings [Line Items]
Percent of Net Asset Value	18.50%
B Rated
Holdings [Line Items]
Percent of Net Asset Value	26.20%
B/CCC Rated
Holdings [Line Items]
Percent of Net Asset Value	5.20%
CCC Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.40%